Affiliated companies and other equity-method investees - Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees (Detail) - Affiliated companies and other equity-method investees [Member] - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Carrying amount	¥ 394,091	¥ 363,792
Fair value	¥ 844,412	¥ 593,883